Consolidated statement of profit or loss and other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Profit or loss [abstract]
Net sales	R$ 20,611,409	R$ 16,834,768	R$ 13,579,021
Cost of sales	(14,160,233)	(12,108,305)	(9,224,314)
Gross profit	6,451,176	4,726,463	4,354,707
Selling expenses	(1,122,866)	(1,019,234)	(1,068,451)
General and administrative expenses	(1,236,062)	(975,540)	(923,712)
Other income (expenses), net	404,686	747,282	889,775
Operating expenses	(1,954,242)	(1,247,492)	(1,102,388)
Profit before equity in earnings of investees, finance results and taxes	4,496,934	3,478,971	3,252,319
Interest in earnings of associates	1,231	45,066	10,794
Interest in earnings of joint ventures	1,131,406	946,282	985,090
Equity in earnings of investees	1,132,637	991,348	995,884
Finance expense	(3,690,578)	(2,836,763)	(3,687,335)
Finance income	974,604	1,032,158	870,750
Foreign exchange, net	(526,946)	(1,552,366)	(199,471)
Derivatives	1,275,297	1,758,549	282,704
Finance results, net	(1,967,623)	(1,598,422)	(2,733,352)
Profit before taxes	3,661,948	2,871,897	1,514,851
Income taxes
Current	(1,000,057)	(464,867)	(134,517)
Deferred	220,461	(295,620)	(293,838)
Income Taxes	(779,596)	(760,487)	(428,355)
Profit from continuing operations	2,882,352	2,111,410	1,086,496
Profit (loss) from discontinued operation, net of tax	11,021	(28,230)	(40,199)
Profit for the year	2,893,373	2,083,180	1,046,297
Items that will not be reclassified to profit or loss
Gain on share subscription of a subsidiary		0	9,000
Actuarial loss on defined benefit plan	(117,302)	(82,286)	(24,121)
Taxes over actuarial loss on defined benefit plan	35,590	27,977	8,201
Items that will never be reclassified to profit or loss	(81,712)	(54,309)	(6,920)
Items that are or may subsequently be reclassified to profit or loss:
Foreign currency translation effect	27,788	(161,574)	(50,085)
Gain (loss) on cash flow hedge in joint ventures	(256,486)	6,883	204,611
Changes in fair value of financial assets	192	244	3,459
Items that are or may be reclassified to profit or loss	(228,506)	(154,447)	157,985
Other comprehensive (loss) income for the year, net of tax	(310,218)	(208,756)	151,065
Total comprehensive income for the year	2,583,155	1,874,424	1,197,362
Profit attributable to:
Owners of the Company	1,316,341	975,448	551,021
Non-controlling interests	1,577,032	1,107,732	495,276
Profit for the year	2,893,373	2,083,180	1,046,297
Total comprehensive income attributable to:
Owners of the Company	1,485,112	782,487	637,263
Non-controlling interests	1,098,043	1,091,937	560,099
Total comprehensive income for the year	R$ 2,583,155	R$ 1,874,424	R$ 1,197,362
Earnings per share
Basic earnings per share	R$ 5.7850	R$ 3.9970	R$ 2.0950
Diluted earnings per share	5.5510	4.1120	2.0470
Basic earnings per share from continuing operations	5.7360	3.8270	2.2480
Diluted earnings per share from continuing operations	R$ 5.5050	R$ 3.9500	R$ 2.1960

[1]	For details on this restated, see note 24.